SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13:-	SHAREHOLDERS' EQUITY

a.
The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares, each representing one fully paid ordinary share, par value NIS 1.00 per share of the Company (the "ADS's") are traded on NASDAQ.

b.          Share option plans:

2016 Share Incentive Plan

In February 2016, the Company adopted the 2016 Share Incentive Plan ("the 2016 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve our profitability. Under the 2016 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire our ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the Plan, including any such equity related award that is a performance based award (each an “Award”).

Generally, under the terms of the 2016 Plan, 25% of the restricted share units and par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant. Specifically with respect to options (other than options granted at an exercise price equal to their nominal value), unless determined otherwise by the Administrator, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.  Certain executive officers are entitled to acceleration of vesting of awards in the event of a change of control, subject to certain conditions. Awards with a vesting period expire six years after the date of grant. Options that are performance-based shall expire seven years following the date of grant. The 2016 Plan provides that the number of shares that may be subject to Awards granted under the 2016 Plan shall be an amount per calendar year, equal to 3.5% of our issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year. Awards are non-transferable except by will or the laws of descent and distribution.

Options would be granted at an exercise price equal to the average of the closing prices of one American Depositary Receipts or ADR, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2016 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share).

Our Board of Directors also adopted an addendum to the 2016 Plan for Awards granted to grantees who are residents of Israel (the “Addendum”) and resolved to elect the “Capital Gains Route” (as defined in Section 102(b)(2) of the Tax Ordinance for the grant of Awards to Israeli grantees. The U.S. addendum of the 2015 Plan provides only for non-qualified stock options for purposes of U.S. tax laws.

During 2016, we granted 1,144,953 options and restricted share units under the 2016 Plan (which constituted 1.58% of our issued and outstanding share capital as of December 31, 2016).

2008 Share Incentive Plan

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award").

Generally, under the terms of the 2008 Plan, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and options granted with an exercise price equal to the nominal value of an ordinary share ("par value options"), unless determined otherwise by the Board of Directors, 25% of the restricted share units granted and par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. Pursuant to a resolution of the Company's Board of Directors dated February 4, 2014, options that are performance-based and are granted during calendar year 2014 and thereafter, shall expire seven years following the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases par value options). Prior to the amendment of the 2008 Plan that occurred in 2010, the options to acquire ordinary shares were granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which could be determined by the Company's Board of Directors, including in some cases par value options. Further, when the Company distributes cash dividends, the exercise price for each option outstanding, for certain employees, prior to the distribution is reduced by an amount equal to the gross amount of the dividend per share distributed, provided that the exercise price shall not be reduced below the nominal value of the ordinary shares of the Company.

Pursuant to the terms of the acquisitions of Actimize Ltd., e-Glue Software Technologies Inc., Fizzback, Merced Causata, Nexidia and inContact, the Company assumed or replaced unvested options, Restricted Stock Awards ("RSAs") and Restricted Stock Units ("RSUs") and converted them or replaced them with NICE options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2016, 2015 and 2014 was estimated using the following assumptions:

	2016	2015	2014

Expected volatility	22.13%-62.31%	23.02%-27.55%	27.47%-28.08%
Weighted average volatility	32.67%	25.17%	27.72%
Risk free interest rate	0.58%-2.04%	0.76%-1.18%	0.8%-1.2%
Expected dividend	0%-1.00%	0%-1.29%	0%-1.61%
Expected term (in years)	3.5	3.5	3.4

A summary of the Company's stock options activity and related information for the year ended December 31, 2016, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	2,751,584	24.59	4.19	90,058
Granted	450,288	10.69
Assumed	265,223	38.96
Exercised	(920,660)	25.59
Forfeited	(229,780)	17.35
Cancelled	(42,991)	24.42

Outstanding at December 31, 2016	2,273,664	23.61	4.46	102,652

Exercisable at December 31, 2016	745,147	28.10	3.17	30,295

The weighted-average grant-date fair value of options granted during the years 2016, 2015 and 2014 was $51.64, $32.58 and $19.69, respectively.

The total intrinsic value of options exercised during the years 2016, 2015 and 2014 was $35,664, $40,519 and $35,028, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2016 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2016	term	price	2016	exercisable
		(Years)	$		$

$0.26	1,033,833	4.37	0.26	245,658	0.26
$0.69	2,204	2.92	0.69	2,204	0.69
$6.72-10.05	11,716	7.35	7.09	5,912	7.31
$11.40-15.32	10,415	2.06	13.93	10,415	13.93
$17.72-17.72	1,337	4.24	17.72	1,337	17.72
$27.57-40.87	682,460	3.97	37.49	325,344	35.93
$41.44-57.26	398,669	5.35	47.60	64,277	49.28
$64.06-67.10	133,030	5.03	64.66	90,000	64.53

	2,273,664	4.46	23.61	745,147	28.10

A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2016, is as follows:

Number of RSU & RSA (*)

Outstanding at January 1, 2016	753,205
Granted	868,375
Assumed	231,374
Vested	(244,907)
Forfeited	(109,404)

Outstanding at December 31, 2016	1,498,643

(*)	NIS 1 par value which represents approximately $0.26

As of December 31, 2016, there was approximately $89,679 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized over a period of up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2015 and 2014, was comprised as follows:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$7,878	$3,712	$4,472
Research and development, net	5,676	2,161	2,483
Selling and marketing	16,403	11,266	12,361
General and administrative	10,590	10,521	9,224

Total stock-based compensation expenses	$40,547	$27,660	$28,540

c.	Employee Stock Purchase Plan:

Under the Employee Stock Purchase Plan ("ESPP") Eligible employee were entitled to between 2% to 10% of their earnings being withheld (under certain limitations) for the purposes of purchasing ordinary shares.  Under the ESPP, the price of ordinary shares purchased was equal to 95% of the fair market value of the ordinary shares.

Pursuant to a resolution of the Company's Board of Directors, the Company's Employee Stock Purchase Plan has been terminated, and is no longer in effect as of January 1, 2014.

During 2014 employees purchased 11,196 shares at average prices of $38.91 per share.

d.	Treasury shares:

On February 15, 2011, November 2, 2011, October 31, 2012, February 4, 2014 and June 1, 2015 the Company's Board of Directors authorized a program to repurchase up to $100,000 at each time (total of up to $500,000) of the Company's issued and outstanding ordinary shares and ADRs. On January 10, 2017 the Company announced that the Board of Directors authorized a program to repurchase up to $150,000 at each time of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The programs do not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.        Dividends:

On February 13, 2013, the Company announced that the Board of Directors had approved a dividend policy under which the Company intended to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the Board. Under Israeli law, dividends may be paid only out of total accumulated retained profits and other surplus (as defined in the law) as of the most recent financial statements or as accrued over a period of the last two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due. Dividends are generally declared and paid in U.S. dollars, although the Company may pay such dividends in Israeli currency.

The total amount of annual dividend declared and paid in 2016 and 2015 was $0.64 per share. Subsequent to the balance sheet date, the Company declared and paid an additional dividend of $0.16 per share in respect of the fourth quarter of 2016.